DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Deferred Tax Asset [Roll Forward]
Deferred tax asset, beginning balance	$ 7,028
Business combination (Note 4)	(4,008)
Credited to the consolidated statement of comprehensive income	17
Translation differences	(517)
Deferred tax asset, ending balance	$ 2,520